LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Nonparticipating Life Insurance Contract [Member]
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Reinsurance assets	£ 20	£ 26